SUBSEQUENT EVENTS (Details Narrative) $ in Thousands	Aug. 23, 2026 USD ($) Integer	Jun. 30, 2026 USD ($) Integer	Jun. 30, 2025 USD ($) Integer
Subsequent Event [Line Items]
Approximate number of bitcoins held | Integer		1,047
Crypto asset fair value		$ 61,300
Subsequent Event [Member]
Subsequent Event [Line Items]
Approximate number of bitcoins held | Integer	1,047
Crypto asset fair value	$ 80,800
Crypto asset market price	$ 77,180